Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on recurring basis
The following table sets forth by level within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis (dollars in thousands).

	Hierarchy Level	March 31, 2021	December 31, 2020
Liabilities:
Other liabilities, non-current
5-Year Private Warrants	2	5,869	15,327
Seller Warrants	2	28	62
Total		$5,897	$15,389

The following table sets forth by level within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis (in thousands).

	Hierarchy Level	December 31, 2020	December 31, 2019
		(as restated)
Liabilities:
Other liabilities, current
Accrued compensation for phantom shares	3	$—	$1,590
Other liabilities, non-current
5-Year Private Warrant liability - Note 11	2	$15,327
Seller Warrant liability - Note 11	2	62	$18
Total		$15,389	$1,608